Classification of Financial Instruments - Classification of Financial Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Cash and cash equivalents	₩ 2,382,979	₩ 4,342,887	₩ 3,234,780	₩ 2,635,238
Categories of current financial assets
Current financial assets at fair value through profit or loss	1,456,895	2,054,021
Current financial assets at amortized costs	20,418	28,905
Current Derivative assets	760,554	307,732
Other financial assets	1,256,850	716,739
Trade and other receivables	12,216,216	11,985,735
Total current financial assets And Cash and cash equivalents	18,093,912	19,436,019
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	719,277	657,264
Non-current financial assets at fair value through other comprehensive income	674,850	502,443
Non-current financial assets at amortized costs	9,815	9,938
Non-current Derivative assets	1,930,610	692,662
Other financial assets	1,611,438	1,683,907
Trade and other receivables	3,157,409	2,193,587
Total non-current financial assets	8,103,399	5,739,801
Total financial assets	26,197,311	25,175,820
Financial assets at fair value through profit or loss
Categories of current financial assets
Current financial assets at fair value through profit or loss	1,456,895	2,054,021
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	564,235	490,589
Financial assets at fair value through profit or loss | At fair value [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	0	0
Categories of current financial assets
Current financial assets at fair value through profit or loss	1,456,895	2,054,021
Current financial assets at amortized costs	0	0
Current Derivative assets	396,477	227,434
Other financial assets	0	0
Trade and other receivables	0	0
Total current financial assets And Cash and cash equivalents	1,853,372	2,281,455
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	719,277	657,264
Non-current financial assets at fair value through other comprehensive income	0	0
Non-current financial assets at amortized costs	0	0
Non-current Derivative assets	1,450,050	503,514
Other financial assets	0	0
Trade and other receivables	0	0
Total non-current financial assets	2,169,327	1,160,778
Total financial assets	4,022,699	3,442,233
Financial assets at fair value through other comprehensive income | At fair value [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	0	0
Categories of current financial assets
Current financial assets at fair value through profit or loss	0	0
Current financial assets at amortized costs	0	0
Current Derivative assets	0	0
Other financial assets	0	0
Trade and other receivables	0	0
Total current financial assets And Cash and cash equivalents	0	0
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through other comprehensive income	674,850	502,443
Non-current financial assets at amortized costs	0	0
Non-current Derivative assets	0	0
Other financial assets	0	0
Trade and other receivables	0	0
Total non-current financial assets	674,850	502,443
Total financial assets	674,850	502,443
Financial assets at amortized cost | At amortized cost [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	2,382,979	4,342,887
Categories of current financial assets
Current financial assets at fair value through profit or loss	0	0
Current financial assets at amortized costs	20,418	28,905
Current Derivative assets	0	0
Other financial assets	1,256,850	716,739
Trade and other receivables	12,216,216	11,985,735
Total current financial assets And Cash and cash equivalents	15,876,463	17,074,266
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through other comprehensive income	0	0
Non-current financial assets at amortized costs	9,815	9,938
Non-current Derivative assets	0	0
Other financial assets	1,611,438	1,683,907
Trade and other receivables	3,157,409	2,193,587
Total non-current financial assets	4,778,662	3,887,432
Total financial assets	20,655,125	20,961,698
Derivative assets (applying hedge accounting)
Disclosure of financial assets [line items]
Cash and cash equivalents	0	0
Categories of current financial assets
Current financial assets at fair value through profit or loss	0	0
Current financial assets at amortized costs	0	0
Current Derivative assets	364,077	80,298
Other financial assets	0	0
Trade and other receivables	0	0
Total current financial assets And Cash and cash equivalents	364,077	80,298
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through other comprehensive income	0	0
Non-current financial assets at amortized costs	0	0
Non-current Derivative assets	480,560	189,148
Other financial assets	0	0
Trade and other receivables	0	0
Total non-current financial assets	480,560	189,148
Total financial assets	₩ 844,637	₩ 269,446